Operating loss for the year (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Operating loss for the year [Abstract]
Fees payable to the Group's auditor and their associates		$ 858	$ 611		$ 106
Changes in inventory expensed (excluding fair value step-up)		25,854	11,384		1,700
Amortization of inventory fair value step-up	[1]	27,617	7,473		0
Research and development expenses		27,618	15,827	[1]	10,703
Share based payments		4,729	841	[1]	821
Pension costs		1,284	769		583
Depreciation of property, plant and equipment		1,297	698		317
Amortization of intangible assets	[1]	43,168	11,583		50
Operating lease rentals		623	170		300
Foreign exchange gains		$ (2,699)	$ (3,750)		$ 223

[1]	see Note 27